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                         THE GABELLI EQUITY TRUST INC.

     I, the undersigned, a duly elected officer of The Gabelli Equity Trust Inc., do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed October 13, 1995, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certificate on this 18th day of October, 1995.

                    THE GABELLI EQUITY TRUST INC.

                    By: /s/ Marc Diagonale
                    Name:  Marc Diagonale
                    Title: Vice President